Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13001972

Received SEC

MAY 02 2013

Washington, DC 20549

May 2, 2013

001-10853

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BB&T Corporation, Depositary Shares each representing 1/1,000th interest in a share of Series G Non-Cumulative Perpetual Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 1, 2013. Tentative listing date – May 3, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com